Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit
Discount rate	4.63%	5.67%
Rate of compensation increase		4.00%	[1]
Other Postretirement Benefit Plans, Defined Benefit
Discount rate	4.10%	5.10%
Rate of compensation increase

[1]	At year-end 2010, all salaries were expected to increase by 3% for 2011, 3.5% for 2012, and 4% for 2013 and beyond.